Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Cantor Commercial Real Estate Lending, L.P. (“CCRE”)

Starwood Mortgage Capital LLC (“SMC”)

KeyBank National Association (“KBNA”)

CIBC Inc. (“CIBC” together with CCRE, SMC, and KBNA, the “Loan Sellers”)

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Loan Sellers, Cantor Fitzgerald & Co., CCRE Commercial Mortgage Securities, L.P., KeyBanc Capital Markets Inc., Deutsche Bank Securities Inc., CIBC World Markets Corp., CastleOak Securities, L.P., and Drexel Hamilton, LLC who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to CF 2019-CF1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CF1 (the “Transaction”). The Loan Sellers (together, the “Responsible Party”) are responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on thirty-seven (37) loans secured by sixty (60) properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Loan Sellers.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the payment date occurring in April 2019, as provided by the Loan Sellers.

•	The following Microsoft Excel (“Excel”) file was provided to us by the Loan Sellers, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date, shall be herein referred to as the “Final Data File”:
o	CF 2019-CF1 Acct Tape_RED_Final.xlsm
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Loan Sellers related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Loan Sellers, and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document included in the Loan File.
•	The phrase “Cross Collateralization Agreement” refers to the cross collateralization file document in the Loan File.
•	The phrase “Engineering Report” refers to a signed property condition assessment document included in the Loan File.

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document included in the Loan File.
•	The phrase “Fee Schedule” refers to the fee schedule file document included in the Loan File.
•	The phrase “Franchise Agreement” refers to the franchise agreement file document included in the Loan File.
•	The phrase “Ground Lease” refers to the ground lease, and any amendments, as included in the Loan File
•	The phrase “Guaranty Agreement” refers to the guaranty and/or any riders or assumptions thereof, as contained in the Loan File.
•	The phrase “Historical Occupancy File” refers to the historical occupancy file document included in the Loan File.
•	The phrase “Insurance Summary” refers to the evidence of insurance file document included in the Loan File.
•	The phrase “Loan Agreement” refers to the signed Loan Agreement, as included in the Loan File.
•	The phrase “Management Agreement” refers to the management agreement file document included in the Loan File.
•	The phrase “Mezzanine Loan Agreement” refers to any signed Mezzanine Loan Agreement included in the Loan File.
•	The phrase “Non-Consolidation Opinion” refers to the non-consolidation opinion file document included in the Loan File.
•	The phrase “Rent Roll” refers to the borrower rent roll file document included in the Loan File.
•	The phrase “TREPP” refers to the TREPP information provided by the Loan Sellers.
•	The phrase “Underwriting File” refers to the underwritten cash flow, underwritten rent roll, and underwriting footnotes included in the Loan File.
•	The “Reporting Period Begin Date” refers to March 7, 2019.
•	The “Reporting Period Ending Date” refers to April 6, 2019.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Settlement Statement” refers to the settlement statement or closing agreement file document included in the Loan File.
•	The phrase “STR Report” refers to the STR report included in the loan file.
•	The phrase “Title Policy” refers to the signed title policy, as included in the Loan File.

Our procedures and results thereof are as follows:

From March 8, 2019 through April 9, 2019, the Loan Sellers provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”) or (ii) recalculated and agreed the Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”). The procedures associated with the Compared Attributes were applied as indicated in Exhibit A. The procedures associated with the Recalculated Attributes were applied as indicated in Exhibit B. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A or B are considered to be in agreement. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

April 9, 2019

Exhibits

Exhibit A – Compared Attributes

Exhibit B – Recalculated Attributes

Exhibit C – Specified Attributes Provided by the Loan Sellers (not subject to procedures)

CF Trust 2019-CF1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CF1
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
1	Mortgage Loan Originator	Loan Agreement	None
2	Properties Per Loan	Loan Agreement	None
3	Property Name	Appraisal Report	None
4	Address	Appraisal Report	None
5	City	Appraisal Report	None
6	County	Appraisal Report	None
7	State	Appraisal Report	None
8	Zip Code	Appraisal Report	None
9	Property Type	Appraisal Report	None
10	Property Sub-Type	Appraisal Report	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Units/Rentable Square Ft.	Underwriting File, Rent Roll	None
14	Primary Unit of Measure	Underwriting File, Rent Roll	None
15	Original Balance	Loan Agreement	$1.00
16	Appraisal Value	Appraisal Report	None
17	Date of Valuation	Appraisal Report	None
18	Appraisal Value As Is / Stabilized	Appraisal Report	None
19	"As is" Appraisal Value	Appraisal Report	None
20	"As is" Date of Valuation	Appraisal Report	None
21	FIRREA Eligible (Yes/No)	Appraisal Report	None
22	Note Date	Loan Agreement	None
23	First Payment Date	Loan Agreement	None
24	Interest Rate	Loan Agreement	None
25	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
26	Grace Period (Default)	Loan Agreement	None
27	Grace Period (Late Fee)	Loan Agreement	None
28	Payment Day	Loan Agreement	None
29	Maturity/ARD Date	Loan Agreement	None
30	ARD (Yes/No)	Loan Agreement	None
31	Final Maturity Date	Loan Agreement	None
32	LockBox Type	Loan Agreement	None
33	Cash Management	Loan Agreement	None
34	Excess Cash Trap Trigger	Loan Agreement	None
35	Prepayment Type	Loan Agreement	None
36	Amortization Type	Loan Agreement	None
37	Lien Position	Title Policy	None
38	Ownership Interest	Title Policy	None
39	Ground Lease Expiration Date	Ground Lease	None
40	Ground Lease Extension Options	Ground Lease	None
41	Cross-Collateralized	Cross Collateralization Agreement	None
42	Non-Trust Pari Passu Original Balance	Loan Agreement	$1.00
43	Existing Additional Debt (Yes/No)	Mezzanine Loan Agreement	None
44	Existing Additional Debt Amount	Mezzanine Loan Agreement	None
45	Existing Additional Debt Description	Mezzanine Loan Agreement	None
46	Future Debt Permitted (Yes/No)	Loan Agreement	None
47	Future Debt Permitted Type	Loan Agreement	None
48	Future Debt Description	Loan Agreement	None
49	Partial Prepay or Release Allowed (Yes/No)	Loan Agreement	None
50	Partial Prepayment or Release Description	Loan Agreement	None
51	Substitution Allowed (Yes/No)	Loan Agreement	None
52	Substitution Description	Loan Agreement	None

CF Trust 2019-CF1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CF1
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
53	Second Most Recent Occupancy	Underwriting File; Historical Occupancy File	None
54	Second Most Recent Occupancy Date	Underwriting File; Historical Occupancy File	None
55	Most Recent Occupancy	Underwriting File; Historical Occupancy File	None
56	Most Recent Occupancy Date	Underwriting File; Historical Occupancy File	None
57	Current Physical Occupancy	Underwriting File; Historical Occupancy File	None
58	Current Rent Roll/Census Date	Underwriting File; Historical Occupancy File	None
59	Major Tenant Name # 1	Underwriting File, Rent Roll	None
60	Major Tenant Sq. Ft. # 1	Underwriting File, Rent Roll	None
61	Major Tenant Lease Expiration Date # 1	Underwriting File, Rent Roll	None
62	Major Tenant Name # 2	Underwriting File, Rent Roll	None
63	Major Tenant Sq. Ft. # 2	Underwriting File, Rent Roll	None
64	Major Tenant Lease Expiration Date # 2	Underwriting File, Rent Roll	None
65	Major Tenant Name # 3	Underwriting File, Rent Roll	None
66	Major Tenant Sq. Ft. # 3	Underwriting File, Rent Roll	None
67	Major Tenant Lease Expiration Date # 3	Underwriting File, Rent Roll	None
68	Major Tenant Name # 4	Underwriting File, Rent Roll	None
69	Major Tenant Sq. Ft. # 4	Underwriting File, Rent Roll	None
70	Major Tenant Lease Expiration Date # 4	Underwriting File, Rent Roll	None
71	Major Tenant Name # 5	Underwriting File, Rent Roll	None
72	Major Tenant Sq. Ft. # 5	Underwriting File, Rent Roll	None
73	Major Tenant Lease Expiration Date # 5	Underwriting File, Rent Roll	None
74	Top Five Movie Theater Tenant (Y/N)	Underwriting File, Rent Roll	None
75	Top Five Health Club Tenant (Y/N)	Underwriting File, Rent Roll	None
76	Top Five Bank Branch Tenant (Y/N)	Underwriting File, Rent Roll	None
77	Top Five Restaurant Tenant (Y/N)	Underwriting File, Rent Roll	None
78	Top Five Medical Office Tenant (Y/N)	Underwriting File, Rent Roll	None
79	Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)	Lease Agreement	None
80	Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Lease Agreement	None
81	Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Lease Agreement	None
82	Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)	Lease Agreement	None
83	Most Recent Operating Statement Date	Underwriting File	None
84	Most Recent # of Months	Underwriting File	None
85	Most Recent EGI	Underwriting File	$1.00
86	Most Recent Expenses	Underwriting File	$1.00
87	Most Recent NOI	Underwriting File	$1.00
88	Most Recent Capital Items	Underwriting File	$1.00
89	Most Recent NCF	Underwriting File	$1.00
90	Second Most Recent Operating Statement Date	Underwriting File	$1.00
91	Second Most Recent EGI	Underwriting File	$1.00
92	Second Most Recent Expenses	Underwriting File	$1.00

CF Trust 2019-CF1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CF1
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
93	Second Most Recent NOI	Underwriting File	$1.00
94	Second Most Recent Capital Items	Underwriting File	$1.00
95	Second Most Recent NCF	Underwriting File	$1.00
96	Third Most Recent Operating Statement Date	Underwriting File	$1.00
97	Third Most Recent EGI	Underwriting File	$1.00
98	Third Most Recent Expenses	Underwriting File	$1.00
99	Third Most Recent NOI	Underwriting File	$1.00
100	Third Most Recent Capital Items	Underwriting File	$1.00
101	Third Most Recent NCF	Underwriting File	$1.00
102	UW Revenues	Underwriting File	$1.00
103	UW EGI	Underwriting File	$1.00
104	UW Expenses	Underwriting File	$1.00
105	UW NOI	Underwriting File	$1.00
106	UW Replacement Reserves	Underwriting File	$1.00
107	UW TI/LC	Underwriting File	$1.00
108	UW NCF	Underwriting File	$1.00
109	UW Vacancy	Underwriting File	None
110	ADR ($)	STR Report	None
111	RevPAR ($)	STR Report	None
112	Replacement Reserve taken at Closing	Loan Agreement/ Settlement Statement	None
113	Monthly Replacement Reserve	Loan Agreement/ Settlement Statement	None
114	Replacement Reserve Cap	Loan Agreement/ Settlement Statement	None
115	Replacement Reserve Springing Condition	Loan Agreement/ Settlement Statement	None
116	Replacement Reserve Interest to Borrower	Loan Agreement	None
117	TI/LC taken at Closing	Loan Agreement/ Settlement Statement	None
118	Monthly TI/LC	Loan Agreement/ Settlement Statement	None
119	TI/LC Reserve Cap	Loan Agreement/ Settlement Statement	None
120	TI/LC Reserve Springing Condition	Loan Agreement/ Settlement Statement	None
121	TI/LC Reserve Interest to Borrower	Loan Agreement	None
122	Tax at Closing	Loan Agreement/ Settlement Statement	None
123	Monthly Tax Constant / Escrow	Loan Agreement/ Settlement Statement	None
124	Tax Reserve Springing Condition	Loan Agreement/ Settlement Statement	None
125	Tax Reserve Interest to Borrower	Loan Agreement/ Settlement Statement	None
126	Insurance at Closing	Loan Agreement/ Settlement Statement	None
127	Monthly Insurance Constant / Escrow	Loan Agreement/ Settlement Statement	None
128	Insurance Reserve Springing Condition	Loan Agreement/ Settlement Statement	None
129	Insurance Reserve Interest to Borrower	Loan Agreement/ Settlement Statement	None
130	Engineering Reserve taken at Closing	Loan Agreement/ Settlement Statement	None
131	Engineering Reserve Interest to Borrower	Loan Agreement/ Settlement Statement	None
132	Confirm Required Repairs are escrowed at 125% (Yes/No)	Loan Agreement/ Settlement Statement	None
133	Other Reserve at Closing	Loan Agreement/ Settlement Statement	None
134	Monthly Other Reserve	Loan Agreement/ Settlement Statement	None
135	Description Other Reserve	Loan Agreement/ Settlement Statement	None
136	Other Reserve Cap	Loan Agreement/ Settlement Statement	None
137	Other Reserve Springing Condition	Loan Agreement/ Settlement Statement	None
138	Other Reserve Interest to Borrower	Loan Agreement	None
139	Borrower	Loan Agreement	None
140	Sponsor	Guaranty Agreement	None
141	Earthquake Insurance (Y/N)	Insurance Summary	None
142	Terrorism Insurance (Y/N)	Insurance Summary	None
143	Windstorm Insurance (Y/N)	Insurance Summary	None

CF Trust 2019-CF1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CF1
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
144	Environmental Insurance (Y/N)	Insurance Summary	None
145	Date of Engineering Report	Engineering Report	None
146	Date of Phase I Report	Environmental Report	None
147	Date of Phase II Report (if applicable)	Environmental Report	None
148	Date of Phase II Report (if applicable)	Environmental Report	None
149	Date of Seismic Report	Seismic Report	None
150	PML/SEL (%)	Seismic Report	None
151	Franchise Flag	Franchise Agreement	None
152	Franchise Agreement Expiration Date	Franchise Agreement	None
153	SPE	Loan Agreement	None
154	Independent Director (Yes/No)	Loan Agreement	None
155	Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion	None
156	Single Tenant (Yes/No)	Underwriting File, Rent Roll	None
157	Guarantor	Guaranty Agreement	None
158	Warm Body Guarantor Y/N	Guaranty Agreement	None
159	Property Manager	Management Agreement	None
160	TIC	Loan Agreement	None
161	Is Borrower a DST (Delaware Statutory Trust)?	Loan Agreement	None
162	Loan Purpose	Settlement Statement	None
163	Previous Securitization	TREPP	None
164	Assumption Fee	Loan Agreement	None
165	Letter of Credit	Loan Agreement	None
166	Earnout/Holdback	Loan Agreement	None
167	Earnout/Holdback Description	Loan Agreement	None
168	Total Administrative Fee	Fee Schedule	None
169	Sub Serviced (Y/N)	Fee Schedule	None
170	Sub Servicer Name	Fee Schedule	None
171	Sub Servicer Cashiering	Fee Schedule	None
172	Sub Servicer Fee Rate	Fee Schedule	None
173	Master	Fee Schedule	None
174	Primary	Fee Schedule	None
175	Trustee/Administrator Fee	Fee Schedule	None
176	Operating Advisor Fee	Fee Schedule	None
177	CREFC Fee	Fee Schedule	None
178	Servicing Fee	Fee Schedule	None

CF 2019-CF1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CF1
Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Levels
1	Cut-off Balance per Unit	Computation in which the loan’s Cut-off Balance is divided by the Units/Rentable Square Ft.	None
2	Cut-off Balance	For “Interest Only” loans or “Interest Only, then Amortizing” loans, set equal to the Original Balance. For amortizing balloon loans, a computation of the principal balance outstanding as of the Cut-off Date based upon the respective loan’s Monthly Debt Service Payment (After IO), Remaining Term to Amortization (Months), Interest Calculation. (30/360 / Actual/360) and Interest Rate.	$1.00
3	% of Total Cut-off Date Pool Balance	Computation in which the Cut-off Balance was divided by the sum of the total pool Cut-off Balance.	None
4	LTV at Cut-off	Computation in which the Cut-off Balance was divided by the Appraisal Value. If Earnout/Holdback is “Yes”, a calculation in which the earnout amount was subtracted from the Cut-off Balance and divided by the Appraisal Value	None
5	Maturity Balance	For interest only loans, set equal to the Original Balance. For “Interest Only, then Amortizing” loans, a computation of the principal balance outstanding as of the respective loan’s Maturity Date based upon the respective loan’s Original Balance, Monthly Debt Service (After IO), Original Amort. Term (Months), Interest Calculation (30/360 / Actual /360) and Interest Rate. For the Temple Towne Center mortgage loan the maturity balance as presented in the fixed amortization schedule in the Loan Agreement.	$1.00
6	LTV at Maturity	Computation in which the Maturity Balance was divided by the Appraisal Value. For the Pier 70 mortgage loan the Maturity Balance was divided by the as-stabilized value as presented in the Appraisal. For Time Square Office Renton a calculation in which the earnout amount was subtracted from the Maturity Balance and divided by the Appraisal Value	None
7	U/W NOI Debt Yield	Computation in which the UW NOI was divided by the Cut-off Balance. If Earnout/Holdback is “Yes”, a calculation in which UW NOI was divided by the earnout amount subtracted from Cut-off Balance.	None
8	U/W NCF Debt Yield	Computation in which the UW NCF was divided by the Cut-off Balance. If Earnout/Holdback is “Yes”, a calculation in which UW NCF was divided by the earnout amount subtracted from Cut-off Balance.	None
9	NOI Debt Yield at Maturity	Computation in which the UW NOI was divided by the Maturity Balance.	None
10	NCF Debt Yield at Maturity	Computation in which the UW NCF was divided by the Maturity Balance.	None
11	"As is" Cut-off Date LTV	Computation in which the Cut-off Balance was divided by the "As is" Appraisal Value.	None

CF 2019-CF1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CF1
Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Levels
12	Monthly Debt Service Payment (Current)	For “Interest Only” and “Interest Only, then Amortizing” loans, a computation in which the Original Balance was multiplied by the Interest Rate and then multiplied by the Interest Calculation (30/360 / Actual/360) and divided by 12. For amortizing balloon loans, the monthly debt service payment amount, as stated in the Loan Agreement.	None
13	Monthly Debt Service Payment (After IO)	For “Interest Only” and “Interest Only, then Amortizing” loans, set equal to Monthly Debt Service Payment (Initial). For “Interest Only, then Amortizing” loans, the monthly debt service payment amount as stated in the Loan Agreement. For the Temple Towne Center mortgage loan the monthly debt service payment amount reflects the average of the first 12 monthly principal and interest payments as presented in the fixed amortization schedule in the Loan Agreement.	None
14	Annual Debt Service Payment (Current)	Computation in which the Monthly Debt Service Payment (Current) was multiplied by 12.	None
15	Annual Debt Service Payment (After IO)	Computation in which the Monthly Debt Service Payment (After IO) was multiplied by 12.	None
16	Pari Passu Companion Loan Monthly Debt Service Payment (Current)	For “Interest Only” and “Interest Only, then Amortizing” loans, a computation in which the respective loan's Non-Trust Pari Passu Original Balance is multiplied by the Interest Calculation (30/360 / Actual/360) and the Interest Rate divided by 12; or For “Amortizing Balloon” loans, a computation of the principal balance outstanding as of the respective loan’s monthly debt service based upon the respective loan’s Non-Trust Pari Passu Original Balance, Original Amort. Term (Months), Interest Calculation (30/360 / Actual/360) and Interest Rate.	None
17	Pari Passu Companion Loan Monthly Debt Service Payment (After IO)	For interest only and amortizing balloon loans, set equal to Non-Trust Pari Passu Monthly Debt Service Payment (Initial). For “Interest Only, then Amortizing” loans, the monthly debt service payment amount as stated in the Loan Agreement.	None
18	Original Amort. Term (Months)	Computation in which the number of payments required to fully amortize the loan based on the Monthly Debt Service Payment (After IO), Interest Rate and Original Balance. For the Temple Towne Center mortgage loan the computation of Original Amort. Term (Months) includes the mezzanine loan.	None
19	Original Balloon Term (Months)	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date, and the corresponding Maturity/ARD Date, were counted.	None
20	Original Interest Only Period (Months)	Computation in which the number of payments between, and including, the First Payment Date and the last interest only payment date, as stated in the Loan Agreement, were counted.	None

CF 2019-CF1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CF1
Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Levels
21	Seasoning as of Cut-off Date (Months)	Computation in which the number of payments from the First Payment Date through and including the Cut-off Date were counted.	None
22	Remaining Term to Amortization (Months)	Computation in which the number of months of Seasoning, as of Cut-off Date (Months), that exceed the Original Interest Only Period (Months) was subtracted from the Original Amort. Term (Months).	None
23	Remaining Term to Maturity (Months)	Computation in which the Seasoning, as of Cut-off Date (Months), was subtracted from the Original Balloon Term (Months).	None
24	Rem IO Period	For “Interest Only” or ”Interest Only, then Amortizing” loans, a computation in which the Seasoning as of Cut-off Date (Months), is subtracted from the Original Interest Only Period (Months).	None
25	Prepayment Provision	Computation from the Loan Agreement in which the number of monthly payments during each segment of the lockout period, fixed prepayment premium period, yield maintenance period, defeasance period and window period, as applicable, were counted.	None
26	Lockout Expiration Date	The lockout period expiration date, as stated in the Loan Agreement.	None
27	Prepayment / Defeasance Begin Date	The day after the Lockout Expiration Date, as stated in the Loan Agreement.	None
28	Prepayment / Defeasance End Date	The day before the open prepayment commencement Date, as stated in the Loan Agreement.	None
29	Non-Trust Pari Passu Cut-off Date Balance	For “Interest Only” or “Interest Only, then Amortizing” loans, the Non-Trust Pari Passu Original Balance, as stated in the Loan Agreement; For “Amortizing Balloon” loans, a computation in with the Non-Trust Pari Passu Original Balance is multiplied by the Interest Rate (divided by 12), the Interest Calculation (30/360 / Actual/360), and then the number of periods between the First Payment Date and the Cut-off Date.	$1.00
30	Non-Trust Pari Passu Balloon Balance	For “Interest Only” or “Interest Only, then Amortizing” loans, Non-Trust Pari Passu Original Balance as stated in the Loan Agreement; For “Amortizing Balloon” loans, a computation of the Non-Trust Pari Passu Original Balance outstanding as of the respective loan’s Maturity Date based upon the respective loan’s Non-Trust Pari Passu Original Balance, Monthly Debt Service (Initial), Original Amort. Term (Months), Interest Calculation (30/360 / Actual/360) and Interest Rate.	$1.00
31	Total Debt Cut-off Balance per Unit	Computation in which the Cut-off Date Balance and Existing Additional Sub Debt Amount were summed and then divided by the Units/Rentable Square Ft.	None
32	Total Debt Balance per Unit at Maturity	Computation in which the total debt at maturity was divided by the Units/Rentable Square Ft.	None
33	Total Debt LTV at Cut-off	Computation in which the Cut-off Date Balance and Existing Additional Sub Debt Amount were summed and then divided by the Appraisal Value.	None

CF 2019-CF1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CF1
Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Levels
34	Total Debt LTV at Maturity	Computation in which the total debt at maturity was divided by the Appraisal Value.	None
35	Total Debt U/W NOI Debt Yield	Computation in which the respective loan's UW NOI is divided by the sum of Cut-off Date Balance and Existing Additional Sub Debt Amount.	None
36	Total Debt U/W NCF Debt Yield	Computation in which the respective loan's UW NCF is divided by the sum of the Cut-off Date Balance and Existing Additional Sub Debt Amount.	None
37	Total Debt NOI Debt Yield at Maturity	Computation in which the respective loan's UW NOI is divided by the associated total debt maturity balance.	None
38	Total Debt NCF Debt Yield at Maturity	Computation in which the respective loan's UW NCF is divided by the associated total debt maturity balance.	None
39	Total Debt UW NOI DSCR (After IO Period)	Computation in which the respective loan's UW NOI is divided by the sum of the Monthly Debt Service Payment (After IO) and the existing additional financing monthly debt service payment.	None
40	Total Debt UW NCF DSCR (After IO Period)	Computation in which the respective loan's UW NCF is divided by the sum of the Monthly Debt Service Payment (After IO) and the existing additional financing monthly debt service payment.	None
41	Major % of Sq. Ft. # 1	The Major Tenant Sq. Ft. # 1 divided by the Units/Rentable Square Ft.	None
42	Major % of Sq. Ft. # 2	The Major Tenant Sq. Ft. # 2 divided by the Units/Rentable Square Ft.	None
43	Major % of Sq. Ft. # 3	The Major Tenant Sq. Ft. # 3 divided by the Units/Rentable Square Ft.	None
44	Major % of Sq. Ft. # 4	The Major Tenant Sq. Ft. # 4 divided by the Units/Rentable Square Ft.	None
45	Major % of Sq. Ft. # 5	The Major Tenant Sq. Ft. # 5 divided by the Units/Rentable Square Ft.	None
46	UW NCF DSCR (Current)	Computation in which the UW NCF was divided by the Monthly Debt Service Payment (Initial).	None
47	UW NCF DSCR (After IO Period)	Computation in which the UW NCF was divided by the Monthly Debt Service Payment (After IO).	None
48	UW NOI DSCR (Current)	Computation in which the UW NOI was divided by the Monthly Debt Service Payment (Initial).	None
49	UW NOI DSCR (After IO Period)	Computation in which the UW NOI was divided by the Monthly Debt Service Payment (After IO).	None
50	Related Principal	Underlying assets with related borrowers are assigned a “Yes”, otherwise “No”.	None
51	Owner Occupancy > 5%	If the owner occupies more than 5% of the Units/Rentable Square Ft., then “Yes”, otherwise “No”.	None

CF 2019-CF1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CF1
Specified Attributes Provided by the Company (not subject to procedures)	EXHIBIT C

Below is a list of the additional Specified Attributes provided to us by the Loan Sellers. These Specified Attributes were not compared to Source Documents, or recalculated, as part of our procedures enumerated in Exhibits A and B.

#	Specified Attribute	Underlying Assets
1	Loan Number	All
2	Internal Loan ID	All
3	Property Flag	All
4	Mortgage Loan Seller	All
5	Sort	All
6	Cut-off Date	All
7	First Payment Date	7, 22, 33
8	Pari Passu Debt (Yes/No)	All
9	Pari Passu Controlling Note (“Yes”/”No”)	All
10	Prior Borrower/Sponsor BK, Material Litigation, Felony, Other (Y/N)	All
11	Borrower Issue Description	All
12	Asset Representations Reviewer	All
13	Credit Estimate (M/F/D)	All
14	Loan Status	All